Goodwill and intangibles assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Goodwill and intangible assets

7	Goodwill and intangible assets

	At
	30 Jun 2025	31 Dec 2024
	£m	£m
Other intangible assets[1]	259	303
Intangible assets	259	303
1Included within the group's other intangible assets is internally generated software with a net carrying value of £255m (2024: £296m). During the year, capitalisation of internally generated software was £64m (2024: £145m),net impairment reversal was £(25)m (2024: impairment of £4m) and amortisation was
£141m (2024: £71m).